Income Taxes Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Net income (loss) before income tax expense	$ (41,249)	$ (197,533)	$ (54,640)
US Federal statutory tax rate	34.00%	34.00%	34.00%
Federal income tax (expense) benefit at statutory rate	$ 14,025	$ 67,161	$ 18,578
Partnership loss not subject to income tax (benefit)	(15,800)	(68,048)	(18,936)
State and local tax expense	(800)	(857)	(459)
Other	(5)	(141)	(39)
Income tax expense	$ (2,580)	$ (1,885)	$ (856)